PARENT COMPANY INFORMATION	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION

NOTE 20 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC Subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company was prepared using the same accounting policies as set out in the Company’s audited consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective loss as “Equity in loss of subsidiaries” on the statements of loss.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been or omitted.

As of June 30, 2026 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY BALANCE SHEETS

	As of June 30,
	2026	2025
ASSETS
Current assets:
Cash	$82,266	$595
Loans receivable	900,000	1,000,000
Due from WFOE	30,000,000	-
Advance to a vendor	2,000,000	-
Prepaid expenses and other current assets	358,684	150,503
Total current assets	33,340,950	1,151,098
Non-current assets:
Non-current loans receivable, net	5,459,850	3,515,050
Investment in subsidiaries	4,738,296	3,716,927
Total non-current assets	10,198,146	7,231,977

Total assets	$43,539,096	$8,383,075

LIABILITIES AND EQUITY
Current Liabilities
Amounts due to related parties, current	$401,250	-
Other payables and other current liabilities	348,850	$505,100
Total current liabilities	750,100	505,100

Total liabilities	750,100	505,100

COMMITMENTS AND CONTINGENCIES	-	-

SHAREHOLDER’S EQUITY
Ordinary shares (par value $2 per share, 25,000 shares authorized, 937 shares issued and outstanding as of June 30, 2025) *	-	1,875
Class A Ordinary Shares (par value $0.002 per share, 15,750,000 shares authorized, 14,499 shares issued and outstanding as of June 30, 2026) *	29	-
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026) *	2	-
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	44,555,665	6,831,401
Statutory reserves	800,096	800,096
(Accumulated deficit) retained earnings	(3,292,302)	525,406
Accumulated other comprehensive loss (gain)	727,205	(279,104)
Total equity	42,788,996	7,877,975

Total liabilities and equity	$43,539,096	$8,383,075

*	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY STATEMENTS OF LOSS AND COMPREHENSIVE LOSS

	For the Years Ended June 30,
	2026	2025	2024
Equity in loss of subsidiaries	$(1,435,940)	$(568,398)	$(1,251,141)

Operating expenses:
General and administrative	(1,257,962)	(594,929)	(120,000)
Provision for expected credit losses	(1,315,200)	-	-
Total operating expenses	(2,573,162)	(594,929)	(120,000)

Other income:
Interest income, net	193,034	150,502	-
Other expense, net	(1,640)	(750)	-
Total other income, net	191,394	149,752	-

Net loss	(3,817,708)	(1,013,575)	(1,371,141)
Foreign currency translation adjustment	1,006,309	(20,197)	80,656
Comprehensive loss	$(2,811,399)	$(1,033,772)	$(1,290,485)

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2026	2025	2024
Cash flows from operating activities:
Net loss	$(3,817,708)	$(1,013,575)	$(1,371,141)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	1,435,940	568,398	1,251,141
Provision for expected credit losses	1,315,200	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(208,181)	(150,502)	-
Amount due to intercompany	65,000	-	-
Other payables and other current liabilities	180,000	32,750	120,000
Net cash used in operating activities	(1,029,749)	(562,929)	-

Cash flows from investing activities:
Loans to third parties	(4,160,000)	(4,515,050)	-
Proceeds from repayment of loans receivable from third parties	1,000,000	-	-
Investment in subsidiaries	(1,451,000)	(202,000)	-
Advance to investment consultant	(2,000,000)	-	-
Net cash used in investing activities	(6,611,000)	(4,717,050)	-

Cash flows from financing activities:
Payment of offering costs	-	(88,199)	-
Net proceeds from initial public offering	-	5,368,773	-
Net proceeds from issuance of ordinary shares via ATM program	7,722,420	-	-
Net cash provided by financing activities	7,722,420	5,280,574	-

Net increase in cash	81,671	595	-
Cash at the beginning of the year	595	-	-
Cash at the end of the year	$82,266	$595	$-

Non-cash transactions:
Reclassification of deferred offering cost	$-	$80,000	$-